CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - CAD ($) $ in Millions	Total	Common shares (Note 15)	Issued capital Preferred shares (Note 15)	Issued capital Common shares (Note 15)	Contributed surplus	Retained earnings	Retained earnings Preferred shares (Note 15)	Retained earnings Common shares (Note 15)	Accumulated other comprehensive income (loss), net of taxes (Note 27)	Total shareholders' equity	Participating policyholders
Equity, beginning of year at Dec. 31, 2016			$ 2,257	$ 8,614	$ 72	$ 9,360			$ 1,653		$ 412
Changes in equity [abstract]
Stock options exercised		$ 18		18	(3)
Common shares purchased for cancellation		(50)		(50)		(125)
Common shares issued as consideration for business acquisition	$ 0
Share-based payments					3
Net income (loss)	2,487					2,242					245
Dividends on shares							$ (93)	$ (1,066)
Transfer to (from) within equity						(13)			13
Equity, end of year at Dec. 31, 2017	22,971	20,064	2,257	8,582	72	10,305			1,105	$ 22,321	650
Changes in equity [abstract]
Total other comprehensive income (loss) for the year	(568)								(561)	(561)	(7)
Adjustment for change in accounting policy (Note 2)						(44)
Balance, beginning of year, after change in accounting policy						10,261
Stock options exercised		16		16	(3)
Common shares purchased for cancellation		(183)		(183)		(458)
Common shares issued as consideration for business acquisition	(4)			(4)
Share-based payments					4
Net income (loss)	2,914					2,616					298
Dividends on shares							$ (94)	$ (1,147)
Transfer to (from) within equity											(89)
Transfer from participating policyholders' equity (Note 21)						(89)
Equity, end of year at Dec. 31, 2018	24,570	$ 21,449	$ 2,257	$ 8,419	$ 73	$ 11,267			1,690	$ 23,706	864
Changes in equity [abstract]
Total other comprehensive income (loss) for the year	$ 590								$ 585		$ 5